Deferred Payment Obligation Receivable	12 Months Ended
Dec. 31, 2017
Disclosure of deferred payment obligation receivable [Abstract]
Deferred Payment Obligation Receivable
Note 13 – Deferred Payment Obligation Receivable

	As at December 31
	2017	2016
	$ thousands
Deferred payment receivable	175,000	-

As part of the sale of IC Power’s Latin America businesses, proceeds from I Squared Capital (“ISQ”) include a four year deferred payment obligation accruing 8% interest per annum.